Supplemental Financial Information	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Financial Information

4 Supplemental Financial Information

Statement of Operations Information

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2015	2014	2013

Depreciation of property, plant and equipment	262	219	246
Amortization of internal use software	26	31	32
Amortization of other identified intangible assets	229	155	236

	517	405	514

Depreciation of property, plant and equipment is primarily included in cost of revenue.

Change in accounting estimate

In December 2013, we determined that the estimated useful life of the machinery and equipment used in our Standard Products front-end and back-end manufacturing processes had increased to ten years, from the five to seven years previously estimated.

We believe that the change in estimated useful life better reflects the future usage of this equipment. The effect of this change was recognized prospectively as a change in accounting estimate beginning January 1, 2014. The change in estimate resulted in a decrease in depreciation expense of approximately $26 million for the year ending December 31, 2014.

Other income (expense)

	2015	2014	2013

Result on disposal of businesses	1,257	6	—
Result on disposal of properties	6	3	2
Other income (expense)	—	1	7

	1,263	10	9

Financial income (expense)

	2015	2014	2013

Interest income	6	3	3
Interest expense	(227)	(158)	(214)

Total interest expense, net	(221)	(155)	(211)
Net gain (loss) on extinguishment of debt	—	(3)	(114)
Foreign exchange rate results	(193)	(246)	62
Change in fair value of the warrant liability	(31)	(2)	—
Miscellaneous financing costs/income, net	(84)	(4)	(11)

Total other financial income (expense)	(308)	(255)	(63)

Total	(529)	(410)	(274)

The Company has applied net investment hedging since May, 2011. The U.S. dollar exposure of the net investment in U.S. dollar functional currency subsidiaries of $1.7 billion has been hedged by certain U.S. dollar-denominated notes. As a result in 2015 a charge of $190 million (2014: a charge of $214 million; 2013: a benefit of $68 million) was recorded in other comprehensive income (loss) relating to the foreign currency result on the U.S. dollar-denominated notes that are recorded in a euro functional currency entity.

Equity- accounted investees

Results related to equity-accounted investees at the end of each period were as follows:

	2015	2014	2013

Company’s share in income (loss)	8	8	7
Other results	1	—	51

	9	8	58

Other results relating to equity-accounted investees amounted to a gain of $51 million in 2013. The gain in 2013 primarily reflects a $46 million release of the contingent liability related to an arbitration commenced by STMicroelectronics (“ST”). By ruling of April 2, 2013, the ICC arbitration tribunal dismissed all claims made by ST in this arbitration. No appeal is available to ST. Based on this award, the provision amounting to $46 million, established in 2012, was released.

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2015		2014
	Shareholding %	Amount	Shareholding %	Amount

ASMC	27	21	27	20
ASEN	40	46	40	40
WeEn	49	59	—	—
Others		15		11

		141		71

Investments in equity-accounted investees are included in Corporate and Other.

The fair value of NXP’s shareholding in the publicly listed company ASMC based on the quoted market price at December 31, 2015 is $48 million.

Cash Flow Information

	2015	2014	2013

Net cash paid during the period for:
Interest	172	138	174
Income taxes	40	24	34

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	1,612	11	6
Book value of these assets	(349)	(10)	(4)
Non-cash gains (losses)	—	9	—

	1,263	10	2
Non-cash investing and financing information:
Assets received in lieu of cash from the sale of businesses:
Fair value of available-for-sale securities	—	9	—

Issuance of common stock for business combinations	9,686	—	—

Exchange of Term Loan A1 for Term Loan E	—	400	—
Exchange of Term Loan C for Term Loan D	—	—	400

Cash flows from financing activities in 2013 included $12 million in connection with the acquisition of the remaining 40% non-controlling interest share from Jilin Sino-Microelectronics Co. Ltd.